INCOME TAXES	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 21 -	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2012	2011
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(2,849)	$(10,422)
Deferred	—	—

Sale of New Jersey Net Operating Losses	$486,801	$311,835

Net Credit for Income Taxes	$483,952	$301,413

The Major components of deferred tax assets and liabilities at March31,2012and2011are as follows:

	March 31,
	2012	2011
Federal
Net Operating Loss Carry forward	$16,995,825	$17,789,382
Less: Deferred Tax Liability	(169,208)	(305,716)
Subtotal	16,826,617	17,483,666
Valuation Allowance	(16,826,617)	(17,483,666)
	$—	$—

State
Net Operating Loss Carryforwards	$932,426	$2,223,278
Less: Deferred Tax Liability	(34,837)	(68,786)
Subtotal	897,589	2,154,492
Valuation Allowance	(897,589)	(2,154,492)
	$—	$—

At March31,2012and2011, a100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.